EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2013
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2013	2012	2013	2012
Net income attributable to general partner and limited partner interests	27,966	30,209	58,282	54,485
Less: Dropdown Predecessor net income	—	(10,378)	—	(15,201)
Less: distributions paid (2)	(30,615)	(20,820)	(61,233)	(37,966)
(Over) undistributed earnings	(2,649)	(989)	(2,951)	1,318
Net income attributable to:
Common unitholders	19,026	12,416	39,703	24,622
Subordinated unitholders	7,481	7,018	15,612	13,876
General Partner (3)	1,459	397	2,967	786

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	40,563	23,127	39,728	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	1,153	797	1,136	797
Earnings per unit (basic and diluted):
Common unitholders	$0.47	$0.54	$1.00	$1.06
Subordinated unitholders	$0.47	$0.44	$0.98	$0.87
General Partner (3)	$1.26	$0.50	$2.61	$0.99

Cash distributions declared and paid in the period per unit (4):	$0.52	$0.43	$1.02	$0.86
Subsequent event: Cash distributions declared and paid per unit relating to the period (5):	$0.52	$0.48	$0.52	$0.48
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(1)         Earnings per unit have been calculated in accordance with the distribution provisions set forth in the Partnership's First Amended and Restated Agreement of Limited Partnerships, as amended (the "Partnership Agreement").

(2)         This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2013 and 2012 of $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.8 million and $nil, respectively.

(3)     This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.

(4) Refers to cash distribution declared and paid during the period.

(5)         Refers to cash distribution declared and paid subsequent to the period end.